VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 6.1%
Astra International Tbk PT #	10,162,800	$4,647,276
Banks: 32.3%
Allo Bank Indonesia Tbk PT *	2,184,500	878,363
Bank Aladin Syariah Tbk PT *	3,556,300	537,314
Bank Central Asia Tbk PT #	10,874,900	6,044,869
Bank Jago Tbk PT # *	2,600,100	2,649,527
Bank Mandiri Persero Tbk PT #	9,096,602	4,989,147
Bank Negara Indonesia Persero Tbk PT #	4,999,232	2,856,275
Bank Neo Commerce Tbk PT #	3,094,000	478,608
Bank Rakyat Indonesia Persero Tbk PT #	18,680,033	6,033,364
Bank Syariah Indonesia Tbk PT& # *	1,929,500	214,808
		24,682,275
Capital Goods: 1.6%
Jardine Cycle & Carriage Ltd. #	66,188	1,219,933
Diversified Financials: 0.6%
BFI Finance Indonesia Tbk PT	4,922,400	438,689
Energy: 7.6%
Adaro Energy Indonesia Tbk PT #	10,718,200	2,000,455
Banpu PCL (NVDR) #	4,307,829	1,420,317
Bukit Asam Tbk PT #	2,625,100	599,839
United Tractors Tbk PT #	999,969	1,774,953
		5,795,564
Food & Staples Retailing: 1.8%
Sumber Alfaria Trijaya Tbk PT #	13,079,600	1,382,392
Food, Beverage & Tobacco: 7.8%
Charoen Pokphand Indonesia Tbk PT #	4,835,400	1,899,799
First Pacific Co. Ltd. #	1,201,250	485,468
Golden Agri-Resources Ltd. #	2,294,700	515,294
Gudang Garam Tbk PT #	309,500	680,329
Indofood CBP Sukses Makmur Tbk PT #	1,485,000	758,782
Indofood Sukses Makmur Tbk PT #	2,942,200	1,217,647
Japfa Comfeed Indonesia Tbk PT #	3,536,500	405,335
		5,962,654
Health Care Equipment & Services: 0.7%
Mitra Keluarga Karyasehat Tbk PT #	3,607,797	544,328
Household & Personal Products: 1.3%
Unilever Indonesia Tbk PT #	3,835,100	975,319
Materials: 17.8%
Aneka Tambang Tbk #	5,636,700	954,596
Avia Avian Tbk PT *	10,380,000	563,718
Barito Pacific Tbk PT #	18,220,000	1,145,415
Berkah Beton Sadaya Tbk PT # *	3,015,800	881,543
Chandra Asri Petrochemical Tbk PT #	3,913,559	2,745,459
Indah Kiat Pulp & Paper Tbk PT #	1,723,300	946,248
Indocement Tunggal Prakarsa Tbk PT #	1,208,900	903,779
	Number of Shares	Value
Materials (continued)
Merdeka Copper Gold Tbk PT # *	8,289,200	$2,604,076
Nickel Mines Ltd. #	931,731	885,711
Pabrik Kertas Tjiwi Kimia Tbk PT #	834,600	407,872
Semen Indonesia Persero Tbk PT #	1,947,800	898,902
Vale Indonesia Tbk PT #	1,398,400	649,014
		13,586,333
Media & Entertainment: 2.5%
Elang Mahkota Teknologi Tbk PT # *	9,850,300	1,675,459
Surya Citra Media Tbk PT # *	11,897,700	241,268
		1,916,727
Pharmaceuticals, Biotechnology & Life Sciences: 1.9%
Kalbe Farma Tbk PT	13,194,200	1,479,037
Real Estate: 2.3%
Bumi Serpong Damai Tbk PT # *	5,959,200	421,596
Ciputra Development Tbk PT #	5,846,195	422,670
Lippo Karawaci Tbk PT *	21,856,600	199,354
Pakuwon Jati Tbk PT # *	10,005,400	336,714
Summarecon Agung Tbk PT # *	7,279,300	389,095
		1,769,429
Retailing: 1.7%
Ace Hardware Indonesia Tbk PT	4,597,400	328,100
Bukalapak.com PT Tbk # *	37,297,900	987,338
		1,315,438
Telecommunication Services: 11.9%
Indosat Tbk PT #	1,134,700	408,309
Sarana Menara Nusantara Tbk PT #	15,726,900	1,170,341
Smartfren Telecom Tbk PT # *	64,011,000	342,364
Telkom Indonesia Persero Tbk PT (ADR) †	165,424	5,285,297
Tower Bersama Infrastructure Tbk PT #	6,681,100	1,332,171
XL Axiata Tbk PT #	2,803,075	515,868
		9,054,350
Transportation: 1.2%
Jasa Marga Persero Tbk PT # *	1,459,250	390,722
Transcoal Pacific Tbk PT # *	670,200	480,611
		871,333
Utilities: 0.9%
Perusahaan Gas Negara Tbk PT # *	6,985,900	680,730
Total Common Stocks (Cost: $77,224,058)		76,321,807

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VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $158,423)
Money Market Fund: 0.2%
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	158,423	$158,423
Total Investments: 100.2% (Cost: $77,382,481)		76,480,230
Liabilities in excess of other assets: (0.2)%		(134,845)
NET ASSETS: 100.0%		$76,345,385

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66,611,935 which represents 87.3% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $153,360.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.4%	$10,971,077
Consumer Discretionary	7.8	5,962,714
Consumer Staples	10.9	8,320,365
Energy	7.6	5,795,564
Financials	32.9	25,120,964
Health Care	2.6	2,023,365
Industrials	2.8	2,091,266
Materials	17.8	13,586,333
Real Estate	2.3	1,769,429
Utilities	0.9	680,730
	100.0%	$76,321,807

Placeholder: Returns an entire table created with the

Holdings Mapper - Fair Value of Investments (Van Eck Holdings Reports)

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